Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share

9. Net Loss Per Share

The following outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

	September 30,
	2018	2019
	(in thousands)
Convertible preferred stock on an as-converted basis	17,579,720	—
Common stock options issued and outstanding	3,313,257	3,658,436
Restricted stock units	—	226,550
Early exercised options subject to future vesting	21,620	—
Convertible preferred stock warrants	54,903	—
Common stock warrants	176,218	—

Total	21,145,718	3,884,986

12. Net Loss Per Share

The following outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

	Year Ended December 31,
	2017	2018
	(in thousands)
Convertible preferred stock	17,510,045	18,670,328
Common stock options issued and outstanding	3,108,604	3,636,358
Early exercised options subject to future vesting	11,603	13,422
Convertible preferred stock warrants	183,162	54,903
Common stock warrants	141,778	176,218

Total	20,955,192	22,551,229